Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Cost of intangible assets		$ 90,968,518	$ 80,332,774
Additions		56,541,430	19,172,013
Disposals		54,576,390	8,536,269
Amortization
Amortization, beginning balance		18,807,400	15,113,610
Disposals	$ 13,987,925	4,422,968
For the period	18,885,133	8,116,758
Amortization, ending balance	23,704,608	18,807,400
Carrying amount of intangible assets	69,228,950	72,161,118
Software
Intangible Assets
Cost of intangible assets		90,968,518	80,332,774
Additions		56,541,430	19,172,013
Disposals		54,576,390	8,536,269
Amortization
Amortization, beginning balance		18,807,400	$ 15,113,610
Disposals	13,987,925	4,422,968
For the period	18,885,133	8,116,758
Amortization, ending balance	23,704,608	18,807,400
Carrying amount of intangible assets	$ 69,228,950	$ 72,161,118